Long-Term Obligations - Schedule of Long-Term Debt Maturities (Details) $ in Thousands	Sep. 30, 2016 USD ($)
Debt Instrument [Line Items]
2016	$ 5,500
2017	33,000
2018	44,000
2019	55,000
2020	77,000
Thereafter	1,000,000
Revolving loans
Debt Instrument [Line Items]
2016	0
2017	0
2018	0
2019	0
2020	0
Thereafter	340,000
Senior term notes
Debt Instrument [Line Items]
2016	5,500
2017	33,000
2018	44,000
2019	55,000
2020	77,000
Thereafter	$ 660,000